Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2023
Deposits, Prepayment and Other Receivables
Deposits, Prepayment and Other Receivables

3.          Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2022	2023
	HK$	HK$

Prepaid insurance and others	494	2
Other receivables and deposit paid	3,060	4,267
	3,554	4,269